SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion of redeemable common stock increase						$ 4,008,446
Dissolution expense						$ 100,000
Effective tax rate				0.47%		47.71%	4.64%
Statutory tax rate				21.00%		21.00%	21.00%
Fair value of goodwill	$ 6,142,525		$ 6,142,525	$ 7,706,725
Impairment charges	$ 0	$ 0	$ 0	$ 17,845,813	$ 0	$ 17,845,813	$ 17,845,813
Number of reportable segment | segment			1
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				7 years
Developed technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	10 years		10 years	10 years
Intangible assets fair value	$ 1,880,725		$ 1,880,725	$ 1,726,500
Customer Lists
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	12 years		12 years	12 years
Intangible assets fair value	$ 13,536,472		$ 13,536,472	$ 14,625,000